UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    900 Third Avenue, 10th Floor
            New York, New York  10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Travis
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     (212) 897-5711


Signature, Place and Date of Signing:

/s/ David Travis               New York, New York           August 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $246,496
                                         (thousands)


List of Other Included Managers:   None

                                                 FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC           COM                  9158106    3,234       49,902 SH            Sole     None       49,902
ALCON INC                       COM SHS            H01301102   14,523       98,000 SH            Sole     None       98,000
AOL INC                         COM                00184X105    5,745      276,319 SH            Sole     None      276,319
ARTIO GLOBAL INVS INC           COM CL A           04315B107    5,562      353,376 SH            Sole     None      353,376
ASCENT MEDIA CORP               COM SER A           43632108      673       26,656 SH            Sole     None       26,656
ASPEN TECHNOLOGY INC            COM                 45327103    6,243      573,296 SH            Sole     None      573,296
BOSTON SCIENTIFIC CORP          COM                101137107    5,393      929,900 SH  CALL      Sole     None      857,000
COWEN GROUP INC NEW             CL A               223622101      974      237,539 SH            Sole     None      237,539
DEAN FOODS CO NEW               COM                242370104    2,149      213,400 SH  CALL      Sole     None      213,400
DOLLAR THRIFTY AUTOMOTIVE GP    COM                256743105    1,619       38,000 SH            Sole     None       38,000
E TRADE FINANCIAL CORP          COM NEW            269246401    8,072      682,869 SH            Sole     None      682,869
E M C CORP MASS                 COM                268648102      366       20,000 SH            Sole     None       20,000
EMULEX CORP                     COM NEW            292475209   10,919    1,189,478 SH            Sole     None    1,189,478
EXIDE TECHNOLOGIES              COM NEW            302051206    5,107      982,167 SH            Sole     None      982,167
FIDELITY NATL INFORMATION SV    COM                31620M106    6,536      243,700 SH            Sole     None      243,700
FRESH DEL MONTE PRODUCE INC     ORD                G36738105    3,879      191,642 SH            Sole     None      191,642
HOLOGIC INC                     COM                436440101    1,672      120,000 SH            Sole     None      120,000
INTERACTIVE BROKERS GROUP IN    COM                45841N107    2,480      149,397 SH            Sole     None      149,397
INVERNESS MED INNOVATIONS IN    COM                46126P106   11,136      417,721 SH            Sole     None      417,721
INVERNESS MED INNOVATIONS IN    COM                46126P106    2,018       75,700 SH  CALL      Sole     None       75,700
IRSA INVERSIONES Y REP S A      GLOBL DEP RCPT     450047204      281       26,898 SH            Sole     None       26,898
JETBLUE AIRWAYS CORP            COM                477143101    3,980      725,000 SH            Sole     None      725,000
LIBERTY MEDIA CORP NEW          LIB STAR COM A     53071M708   10,530      203,128 SH            Sole     None      203,128
MARINER ENERGY INC              COM                56845T305    6,498      302,500 SH            Sole     None      302,500
MONSANTO CO NEW                 COM                61166W101    4,263       92,243 SH            Sole     None       92,243
NCR CORP NEW                    COM                62886E108   10,394      857,600 SH            Sole     None      857,600
NORTHWEST BANCSHARES INC MD     COM                667340103    2,122      185,000 SH            Sole     None      185,000
PACER INTL INC TENN             COM                69373H106    3,499      500,510 SH            Sole     None      500,510
PNC FINL SVCS GROUP INC         *W EXP 12/31/201   693475121    2,260      195,000 SH            Sole     None      195,000
POWERWAVE TECHNOLOGIES INC      NOTE  1.875%11/1   739363AD1    2,700    3,000,000 SH            Sole     None    3,000,000
REPUBLIC AWYS HLDGS INC         COM                760276105    3,966      649,026 SH            Sole     None      649,026
RITE AID CORP                   COM                767754104    1,088    1,110,300 SH            Sole     None    1,110,300
SARA LEE CORP                   COM                803111103    8,637      612,584 SH            Sole     None      612,584
SILICON IMAGE INC               COM                82705T102    2,124      605,212 SH            Sole     None      605,212
SLM CORP                        COM                78442P106    3,290      316,687 SH            Sole     None      316,687
SPDR S&P 500 ETF TR             UNIT SER 1 S&P     78462F103   26,837      260,000 SH  PUT       Sole     None      260,000
SYMANTEC CORP                   COM                871503108    3,645      262,600 SH            Sole     None      262,600
SYNOPSYS INC                    COM                871607107    4,600      220,400 SH            Sole     None      220,400
TALECRIS BIOTHERAPEUTICS HLD    COM                874227101    2,922      138,500 SH            Sole     None      138,500
TESSERA TECHNOLOGIES INC        COM                88164L100      462       28,800 SH            Sole     None       28,800
TOWER GROUP INC                 COM                891777104    7,245      336,524 SH            Sole     None      336,524
TRIUMPH GROUP INC NEW           COM                896818101   11,774      176,702 SH            Sole     None      176,702
TYCO INTERNATIONAL LTD          SHS                H89128104    4,872      138,300 SH            Sole     None      138,300
UNITED STATES OIL FUND LP       UNITS              91232N108    3,885      114,400 SH            Sole     None      114,400
XEROX CORP                      COM                984121103   16,322    2,030,100 SH            Sole     None    2,030,100





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